UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM

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1.     Name and address of issuer:
            Advisors Series Trust
            4455 East Camelback Road, Suite 261E
            Phoenix, AZ 85018

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2.     The name of each  series or class of  securities  for which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

            Van Deventer & Hoch American Value Fund

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3.     Investment Company Act File Number:         811-07959

       Securities Act File Number:                 333-17391
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4(a).  Last day of fiscal year for which this Form is filed:

            October 31, 1998

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4(b).  [ ]  Check  box if this  Form is being  filed  late  (i.e.,  more than 90
       calendar  days  after  the  end  of  the  issuer's  fiscal  year).   (See
       Instruction A.2)

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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
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4(c).  [ ]  Check box if this is the last time the  issuer  will be filing  this
       Form.

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5.     Calculation of registration fee:

       (i)    Aggregate  sale price of securities  sold
              during  the  fiscal   year   pursuant  to
              section 24(f):                                          $1,464,418
                                                                      ----------
       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:           $892,848
                                                            --------
       (iii)  Aggregate price of securities redeemed or
              repurchased  during any PRIOR fiscal year
              ending no earlier  than  October 11, 1995
              that were not  previously  used to reduce
              registration    fees   payable   to   the
              Commission:                                         $0
                                                            --------
       (iv)   Total available  redemption  credits [add
              Items 5(ii) and 5(iii)]:                                  $892,848
                                                                      ----------
       (v)    Net sales - if Item 5(i) is greater  than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                    $571,570
       -------------------------------------------------------------------------
       (vi)   Redemption  Credits  available for use in
              future  years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                              $0
                                                            --------
       -------------------------------------------------------------
       (vii)  Multiplier for  determining  registration
              fee (See Instruction C.9):                              0.00027800
                                                                      ----------
       (viii) Registration  fee due [multiply Item 5(v)
              by Item  5(vii)]  (enter "0" if no fee is
              due):                                                      $158.90
                                                                      ==========
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount  of  securities   (number  of  shares  or  other  units)  deducted
       here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
       the   issuer  in  future   fiscal   years,   then   state   that   number
       here:__________.
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
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7.     Interest  due - if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   $0.00
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8.     Total of the amount of the  registration  fee due plus any  interest  due
       [line 5(viii)plus line7]:

                                                                 $158.90
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9.     Date  the  registration  fee and any  interest  payment  was  sent to the
       Commission's lockbox depository:

       Date: January 11, 1999                CIK Number: 0001027596
             ----------------                            ----------

       Method of Delivery:
                     |X| Wire Transfer
                     |_| Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Denise Lewis
                            -------------------------------------
                            Denise Lewis, Assistant Treasurer
                            -------------------------------------

Date: January 25, 1999
      ----------------

   *Please print the name and title of the signing officer below the signature